Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes

Loss before income taxes consists of:

	Year ended December 31,
	2015	2016	2017
	$	$	$
Cayman	2,036,806	2,454,660	3,886,673
BVI	—	—	8,375
PRC	4,938,688	26,111,094	40,971,742
HK	9,869,007	8,010,908	6,240,462
AUST	1,177,236	935,550	(723,076)
	18,021,737	37,512,212	50,384,176

Schedule of Reconciliations of PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Year ended December 31,
	2015	2016	2017
	$	$	$
Statutory income tax rate	25%	25%	25%
Share-based compensations	(3.68%)	(2.92%)	(3.27%)
Non-deductible expenses	(7.19%)	(1.59%)	(0.79%)
Effect of different tax rate of subsidiary operation in other jurisdictions	(7.15%)	(3.33%)	(3.06%)
Changes in valuation allowance	(6.98%)	(17.16%)	(17.88%)
Effective income tax rate	—	—	—

Schedule of Components of Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2015	2016	2017
	$	$	$
Deferred tax assets:
Depreciation of property and equipment, net	2,415	3,892	5,964
Accrued expenses	72,408	—	—
Government grants	16,025	166,336	187,762
Net operating loss forwards	1,729,009	8,086,361	17,075,387
Less: valuation allowance	(1,819,857)	(8,256,589)	(17,269,113)
Deferred tax assets, net	—	—	—

Schedule of Movement of Valuation Allowance

Movement of the valuation allowance is as follows:

	2016	2017
	$	$
Balance as of January 1,	(1,819,857)	(8,256,589)
Additions	(6,436,732)	(9,012,524)
Balance as of December 31,	(8,256,589)	(17,269,113)